Schedule of major related parties and their relationships with the company (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cuprina Farm Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationships with the company	Related Company	Related Company
Cuprina Pollination Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationships with the company	Related Company	Related Company
Pestoniks Innovations Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationships with the company	Related Company	Related Company
Cuprina Mena Co Ltd [Member]
Related Party Transaction [Line Items]
Relationships with the company	Associate	Associate
Cuprina Holding Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
Jimmy Lee Peng Siew [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
Baptista Carl Marc [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
David Quek Yong Qi [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
Bryan Teo Yingjie [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
Rachel Lee Lin [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
Dorea Quek En Qi [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
De Guzman Caroline Francesca Lee Ling [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
Teo Peng Kwang [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
iCapital Holdings (SG) Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder	Shareholder
Ng Bee Poh [Member]
Related Party Transaction [Line Items]
Relationships with the company	Immediate family member of a shareholder	Immediate family member of a shareholder